United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/07

Check here if Amendment [ ]; Amendment Number: _____
  This Amendment:	[ ] is a restatement
			[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Touchstone Investment Managers, LLC
Address:  920 SW Sixth Ave. Suite 261
	  Portland, OR  97204

Form 13F File Number:  28-10643

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Wayne Smith
Title: 	Chief Operating Officer
Phone:	(503) 552-6724

Signature, Place, and Date of Signing:

	Wayne S.. Smith		               Portland, Oregon  		 February 14, 2007
	[Signature]				[City, State]		         [Date]

Report Type:
[x]	13F HOLDING REPORT.
[ ] 	13F NOTICE.
[ ]	13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:  NONE





FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  		   0
Form 13 Information Table Entry Total:             36
Form 13 Information Table Value Total:             174,526 (Thousands)

List of Other Included Managers:
NONE




FORM 13F INFORMATION TABLE

COLUMN 1	      COLUMN 2	    COLUMN 3	COLUMN 4     		COLUMN     COLUMN 6    		    COLUMN 7	   	      COLUMN 8

                      TITLE OF		        VALUE	     		SHRS OR    SH/ PUT    		  INVESTMENT    OTHER         VOTING AUTHORITY
NAME OF ISSUER		CLASS        CUSIP      (X$1000)    		PRN AMT   PRN CALL   		   DISCRETION  MANAGERS        SOLE   SHARED  NONE


ANSWERS CORP 		COM	03662X100	340 			50,000 		SH			SOLE			50,000
BARRICK GOLD CORP	COM	067901108	12,615 			300,000 	SH			SOLE			300,000
BLUE NILE, INC. 	COM	09578R103	3,403 			50,000 		SH			SOLE			50,000
BROOKFIELD HOMES CORPN	COM	112723101	5,466 			345,918 	SH			SOLE			345,918
BUILD-A-BEAR WORKSHOP,  COM	120076104	1,395 			100,001 	SH			SOLE			100,001
CORUS BANKSHARES INC 	COM	220873103	1,067 			100,000 	SH			SOLE			100,000
DOWNEY FINANCIAL CORP 	COM	261018105	9,422 			302,850 	SH			SOLE			302,850
ENERGY CONVERSION DEV.	COM	292659109	1,683 			50,000 		SH			SOLE			50,000
FIRSTFED FINANCIAL CORP COM	337907109	3,582 			100,000 	SH			SOLE			100,000
FREMONT GENERAL CORP 	COM	357288109	1,549 			442,500 	SH			SOLE			442,500
GOLDCORP INC 		COM	380956409	16,965 			500,000 	SH			SOLE			500,000
IMERGENT, INC. 		COM	45247Q100	1,234 			116,513 	SH			SOLE			116,513
INDYMAC BANCORP		COM	456607100	985 			165,545 	SH			SOLE			165,545
IONATRON INC 		COM	462070103	172 			60,000 		SH			SOLE			60,000
LIFE PARTNERS HOLD.	COM	53215T106	304 			10,967 		SH			SOLE			10,967
MARCHEX INC 		COM	56624R108	977 			90,000 		SH			SOLE			90,000
MARKET VECTORS GOLD	ETF	57060U100	18,332 			400,000 	SH			SOLE			400,000
MEDIS TECHNOLOGIES LTD 	COM	58500P107	1,491 			96,600 		SH			SOLE			96,600
MICROVISION INC (WASH) 	COM	594960106	564 			144,700 	SH			SOLE			144,700
NAUTILUS INC 		COM	63910B102	485 			100,000 	SH			SOLE			100,000
OVERSTOCK.COM INC 	COM	690370101	7,765 			499,999 	SH			SOLE			499,999
POOL CORP 		COM	73278L105	2,369 			119,446 	SH			SOLE			119,446
ULTRASHORT QQQ PRO.	ETF	74347R875	3,608 			95,000 		SH			SOLE			95,000
SHARPER IMAGE CORP 	COM	820013100	490 			175,000 	SH			SOLE			175,000
STREETTRACKS GOLD TRUST ETF	863307104	65,968 			800,000 	SH			SOLE			800,000
SULPHCO, INC. 		COM	865378103	960 			184,000 	SH			SOLE			184,000
TRIAD GUARANTY INC 	COM	895925105	872 			89,000 		SH			SOLE			89,000
TRUE RELIGION APPAREL 	COM	89784N104	2,519 			118,000 	SH			SOLE			118,000
TURBOCHEF TECHNOLOGIES	COM	900006206	825 			50,000 		SH			SOLE			50,000
UNDER ARMOUR, INC. 	COM	904311107	1,965 			45,000 		SH			SOLE			45,000
URANIUM RESOURCES INC	COM	916901507	4,992 			400,000 	SH			SOLE			400,000
VYYO INC 		COM	918458209	157 			50,000 		SH			SOLE			50,000
FIRST MERCHANTS ACCEP 	COM	320816101	1 			214,400 	SH			SOLE			214,400
RTS/MEDIS TECHNOLOGIES 	RTS	58500P974	1 			10,758 		SH			SOLE			10,758
NEW CENTURY FINANCIAL	COM	6435EV108	2 			204,090 	SH			SOLE			204,090
WTS/PEGASUS WIRELESS 	WTS	705990414	1 			2,272 		CALL			SOLE			2,272



